CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	12 Months Ended
	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares
Allowance for Doubtful Accounts Receivable, Current			$ 21,810	$ 33,276
Accounts Receivable, Net, Current			66,379	58,687
Allowance for Doubtful Accounts Receivable			21,810	33,276
Property and equipment, net			695,457	727,739
Restricted cash, non-current			42,452	6,990
Short-term loans			264,624	297,811
Deferred revenue			134,143	142,473
Accrued expenses and other liabilities			120,244	118,924
Customer's refundable fees			4,981	3,976
Income tax payable			4,207	2,383
Long-term loans			$ 184,158	$ 123,215
Treasury Stock, Shares | shares			6,372,159	7,065,058
Allowance for Notes, Loans and Financing Receivable, Current			$ 2,905	$ 3,697
Allowance for Notes, Loans and Financing Receivable, Noncurrent			0	132
Deferred Tax Liabilities, Net, Noncurrent			90,723	97,578
Other Liabilities, Noncurrent			138,435	150,837
PRC Domestic Entities [Member]
Accounts Receivable, Net, Current			324	2,988
Property and equipment, net			339,407	324,564
Restricted cash, non-current			1,433	0
Short-term loans			70,215	76,267
Deferred revenue			32,254	32,816
Accrued expenses and other liabilities			54,543	36,266
Customer's refundable fees			2,209	3,274
Income tax payable			305	1,982
Long-term loans			46,525	44,891
Deferred Tax Liabilities, Net, Noncurrent			656	10,488
Other Liabilities, Noncurrent			$ 64,456	$ 51,144
Common Class A
Common Stock, Par or Stated Value Per Share | $ / shares	$ 1	$ 1
Class A and Class B ordinary shares, shares authorized | shares			600,000,000	600,000,000
Ordinary Shares, Shares issued | shares			71,775,686	72,069,645
Ordinary Shares, Shares outstanding | shares			65,403,527	65,004,587
Conversion of Stock, Shares Issued | shares	1	1
Common Class B
Common Stock, Par or Stated Value Per Share | $ / shares	$ 1	$ 1
Class A and Class B ordinary shares, shares authorized | shares			600,000,000	600,000,000
Ordinary Shares, Shares issued | shares			24,336,650	24,336,650
Ordinary Shares, Shares outstanding | shares			24,336,650	24,336,650